Note 7 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 15,478	€ 16,770	€ 17,134
Additions Of Impaired Assets		8,556	9,533	9,857
Decrease of impaired assets	[1]	(4,555)	(5,024)	(5,874)
Increase (decrease) in financial assets		4,001	4,509	3,983
Decrease through write-off, financial assets		(3,613)	(3,603)	(3,803)
Increase (decrease) through foreign exchange and other movements, financial assets		(399)	(968)	(544)
Discontinued operations in impaired financial assets and guarantees given		0	(1,230)	0
Impaired financial assets and guarantees given at the end		€ 15,467	€ 15,478	€ 16,770

[1]	(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the year as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries